UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              February 5, 2001
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     61
                                        -------------

Form 13F Information Table Value Total: $ 273,558
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
ALLSTATE CORP.                  COM              020002101      4805  110300   SH       Sole                  110300
AMERICAN HOME PRODUCTS CORP.    COM              026609107      6927  109000   SH       Sole                  109000
AMERICAN INT'L. GROUP           COM              026874107      5253   53300   SH       Sole                   53300
ANADARKO PETROLEUM CORP         COM              032511107      3817   53700   SH       Sole                   53700
APRIA HEALTHCARE                COM              037933108      1487   50000   SH       Sole                   50000
ARADIGM CORP.                   COM              038505103      1009   69000   SH       Sole                   69000
BERGEN BRUNSWIG CORP.           COM              083739102      4353  275000   SH       Sole                  275000
BERKSHIRE HATHAWAY CL.B         COM              084670207     11652    4950   SH       Sole                    4950
CABLEVISION SYSTEMS CORP.       COM              12686C109      3703   43600   SH       Sole                   43600
CARDIAC SCIENCE, INC.           COM              141410209       649  152800   SH       Sole                  152800
COMMUNITY HEALTH SYSTEMS        COM              203668108      8232  235200   SH       Sole                  235200
DAVITA, INC.                    COM              23918k108      1392   81300   SH       Sole                   81300
DISCOVERY LABORATORIES, INC.    COM              254668106       843  199900   SH       Sole                  199900
DPL INC COM                     COM              233293109      5753  173350   SH       Sole                  173350
DUKE ENERGY                     COM              264399106      9173  107600   SH       Sole                  107600
DYNEGY INC.                     COM              26816q101      3397   60600   SH       Sole                   60600
EL PASO ENERGY CORP             COM              283905107      8065  112600   SH       Sole                  112600
EOG RESOURCES                   COM              26875p101      3687   67500   SH       Sole                   67500
EVEREST RE GROUP                COM              g3223r108      1253   17500   SH       Sole                   17500
EXELON CORP.                    COM              30161n101      4262   60700   SH       Sole                   60700
FLAMEL TECHNOLOGIES SPA ADR     COM              338488109      1916  264300   SH       Sole                  264300
FOREST OIL                      COM              346091705      1960   53150   SH       Sole                   53150
GLOBAL MARINE INC               COM              379352404      6240  219900   SH       Sole                  219900
GUILFORD PHARMACEUTICALS        COM              401829106      1336   74200   SH       Sole                   74200
HARSCO CORP.                    COM              415864107      1407   57000   SH       Sole                   57000
HOME DEPOT INC COM              COM              437076102       779   17040   SH       Sole                   17040
KINDER MORGAN                   COM              49455p101      2714   52000   SH       Sole                   52000
KV PHARMACEUTICAL CO. - CL A    COM              482740206      1699   67950   SH       Sole                   67950
LIFEPOINT HOSPITAL, INC.        COM              53219l109      1253   25000   SH       Sole                   25000
LINCARE HOLDINGS INC            COM              532791100      1855   32500   SH       Sole                   32500
LINCOLN NATIONAL INSURANCE      COM              534187109      8294  175300   SH       Sole                  175300
LITTON INDUSTRIES               COM              538021106      3690   46900   SH       Sole                   46900
LOCKHEED MARTIN                 COM              539830109     11730  345500   SH       Sole                  345500
MOTOROLA INC.                   COM              620076109      2764  136500   SH       Sole                  136500
NABORS INDUSTRIES               COM              629568106      3685   62300   SH       Sole                   62300
NASDAQ 100                      COM              631100104     18219  312100   SH       Sole                  312100
NEWMONT MINING CORP.            COM              651639106      1483   86900   SH       Sole                   86900
OPLINK COMMUNICATIONS           COM              68375q106      1185   65600   SH       Sole                   65600
PARAMETRIC TECHNOLOGY           COM              699173100      2470  183800   SH       Sole                  183800
PARTNER RE CORP                 COM              g6852t105      2727   44700   SH       Sole                   44700
PATHMARK STORES                 COM              70322a101      7491  454000   SH       Sole                  454000
PHILIP MORRIS CO., INC.         COM              718154107     11154  253500   SH       Sole                  253500
PROVINCE HEALTHCARE CO          COM              743977100      3209   81500   SH       Sole                   81500
QUESTAR CORP.                   COM              748356102      2847   94700   SH       Sole                   94700
SAFEWAY INC COM NEW             COM              786514208      3437   55000   SH       Sole                   55000
SEPRACOR INC COM                COM              817315104     11883  148300   SH       Sole                  148300
ST. PAUL COMPANIES              COM              792860108      2987   55000   SH       Sole                   55000
TENET HEALTHCARE                COM              88033g100      5964  134200   SH       Sole                  134200
THE HEALTHCARE COMPANY          COM              404119109      8827  200575   SH       Sole                  200575
UNISYS CORP.                    COM              909214108      3127  213800   SH       Sole                  213800
UNIVERSAL HEALTH SERVICES       COM              913903100      6493   58100   SH       Sole                   58100
VODAFONE AIRTOUCH               COM              92857w100      4659  130100   SH       Sole                  130100
WASTE MANAGEMENT INC            COM              94106l109     11916  429400   SH       Sole                  429400
WELLPOINT HEALTH                COM              94973h108     10332   89650   SH       Sole                   89650
WELLS FARGO & CO DEL COM        COM              949746101       234    4200   SH       Sole                    4200
XL CAPITOL                      COM              g98255105      8519   97500   SH       Sole                   97500
AMZN PUT 1/20/01 40.00          PUT              02399fmh1      1503     650   SH  PUT  Sole                     650
JPM PUT OPT 1/20/01 50.00       PUT              61688k8aj       285     600   SH  PUT  Sole                     600
KRB PUT 6/16/01 35.00           PUT              55262l8fg       316    1100   SH  PUT  Sole                    1100
BR CALL 5/19/01 42.50           CALL             1220149ev       830     800   SH  CALL Sole                     800
NEM CALL 1/19/02 25.00          CALL             65164g9ae       427    1900   SH  CALL Sole                    1900
REPORT SUMMARY                            61 DATA RECORDS  273558           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
